Redeemable Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders' Deficit

8. Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)

Redeemable Convertible Preferred Stock

Immediately prior to the closing of the Company’s IPO, all of the outstanding shares of redeemable convertible preferred stock converted into 25,958,000 shares of common stock, excluding the 274,000 shares of common stock that were issued on the exercise of outstanding redeemable convertible preferred stock warrants (see Note 9).

Preferred Stock

Upon the closing of the IPO, the Company’s amended and restated certificate of incorporation authorizes 5,000,000 shares of undesignated preferred stock, $0.001 par value per share, the rights, preferences and privileges of which may be designated from time to time by the Company’s board of directors. As of September 30, 2020, no shares of the preferred stock were issued and outstanding.

9. Redeemable Convertible Preferred Stock and Stockholders’ Deficit

Redeemable Convertible Preferred Stock

In August and November 2018, the Company issued a total of 43,352,179 shares of its Series D redeemable convertible preferred stock for $3.11 per share for net proceeds of $134.6 million.

On September 17, 2019, the Company filed an amendment and restatement (the “Amendment”) of the Company’s Certificate of Incorporation (“COI”). The Amendment resulted in the cession of accrued dividends as of June 30, 2019, and the mandatory conversion of accrued dividends upon the close of the next equity financing with more than $50 million in proceeds. The Amendment also changed the conversion prices for each share of preferred stock from $7.9000, $17.9125, $20.4729 and $24.5690 for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, respectively, to $10.5331, $19.9025, $20.4729 and $18.6124 for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, respectively.

The Company determined that the Amendment should be accounted for as an extinguishment of all Series of redeemable convertible preferred stock outstanding, which resulted in the Company recognizing a gain on extinguishment of $117.6 million on the Amendment date. The gain on the extinguishment of all outstanding Series of redeemable convertible preferred stock was calculated by taking the difference between the net carrying value of $415.1 million of all the outstanding redeemable convertible preferred stock immediately prior to the Amendment and the fair value of $297.5 million, net of issuance costs of $0.2 million, of the new Series of redeemable convertible preferred stock that for accounting purposes was deemed to be issued in connection with the Amendment. The gain on extinguishment was recorded as a decrease to net loss attributable to common stockholders for the year ended December 31, 2019 and as a decrease to accumulated deficit in stockholders’ deficit due to the absence of any additional paid-in capital. As of the Amendment date, the Company estimated the fair value of each Series of new redeemable convertible preferred stock issued in the Amendment based on the Company’s total equity value using a market approach. The total equity value was then allocated using an option pricing model with the following assumptions: (i) an expected term of 2.0 years; (ii) an expected volatility of 57.1%; and (iii) a risk-free interest rate of 1.72%.

Redeemable convertible preferred stock consists of the following (in thousands, except share and per share amounts):

	December 31, 2018
	Shares Authorized	Original Issue Price	Shares Issued and Outstanding	Aggregate Liquidation Amount	Carrying Value
Series A	44,541,111	$1.0000	43,641,111	$74,493	$74,077
Series B	31,105,155	2.2674	28,929,196	87,580	87,276
Series C	32,946,219	2.5915	31,291,758	92,755	92,471
Series D	46,000,000	3.1100	43,352,179	138,719	138,460

	154,592,485		147,214,244	$393,547	$392,284

	December 31, 2019
	Shares Authorized	Original Issue Price	Shares Issued and Outstanding	Aggregate Liquidation Amount	Carrying Value
Series A	44,541,111	$1.0000	43,641,111	$80,634	$77,503
Series B	31,105,155	2.2674	28,929,196	94,800	91,118
Series C	32,946,219	2.5915	31,291,758	100,401	96,502
Series D	46,000,000	3.1100	43,352,179	150,153	144,323

	154,592,485		147,214,244	$425,988	$409,446

The Company has presented all of its Series A, Series B, Series C and Series D redeemable convertible preferred stock as temporary equity in its financial statements as the shares of stock contain redemption features that commence at any time on or after February 1, 2023 at the option of the holders. The Series A, Series B, Series C and Series D redeemable convertible preferred stock prior to the Amendment were initially recognized at their issuance date fair value, or transaction price. On the Amendment date, the Series A, Series B, Series C and Series D redeemable convertible preferred stock were recorded at their fair value. The Company adjusts the carrying amount of the Series A, Series B, Series C and Series D redeemable convertible preferred stock to equal its redemption value as of each reporting date. Due to the absence of retained earnings, adjustments to the redemption value are recorded as a reduction to additional paid-in-capital until depleted with the remaining adjustment being recorded to accumulated deficit. The Company does not adjust the carrying values of the Series A, Series B, Series C and Series D redeemable convertible preferred stock to its deemed liquidation values since a liquidation event as of December 31, 2018 and 2019 is not probable of occurring.

The significant rights, preferences and privileges of the redeemable convertible preferred stock is as follows:

Dividend Rights

Dividends for the holders of redeemable convertible preferred stock are cumulative and accrue at the rate of 8% per annum of the original issuance price, compounded quarterly until June 30, 2019. The accrued dividends will be automatically converted into shares of common stock if the Company raises net cash proceeds of at least $50.0 million, or a lesser amount if waived in writing by the holders of at least 66.66% of outstanding shares of redeemable convertible preferred stock.

Subsequent to the Amendment, the holders of the redeemable convertible preferred stock are entitled to receive, on an as-converted basis with the holders of common stock, all other dividends and similar distributions. As of December 31, 2018 and 2019, total accrued dividends on the redeemable convertible preferred stock are $68.4 million and $84.3 million, respectively.

Accrued Dividend Conversion Rights

Subsequent to the Amendment, unless the dividends have already been paid or converted into shares of common stock, in the event of a next equity financing with cash proceeds of at least $50.0 million (“Next Equity Financing”), or a lesser amount if waived in writing by the holders of at least 66.66% of outstanding shares of redeemable convertible preferred stock, the $84.3 million of accrued dividends (“Accrued Dividend”) on the outstanding redeemable convertible preferred stock will automatically convert into shares of common stock. The number of shares issued on conversion will equal the quotient of (x) the amount of accrued dividends per share, divided by (y) quotient of (i) total proceeds in the Next Equity Financing divided by (ii) total number of shares of common stock issuable on the preferred stock issued in the Next Equity Financing. As of December 31, 2019, a Next Equity Financing has not occurred and the $84.3 million of Accrued Dividend are included in the redemption value of the redeemable convertible preferred stock.

Voting Rights

The holders of the majority of the outstanding shares of Series A redeemable convertible preferred stock, exclusively and as a separate class, shall be entitled to elect a majority of the directors of the Company, and the holders of the majority of the outstanding shares of Series D redeemable convertible preferred stock, exclusively and as a separate class, shall be entitled to elect one director of the Company.

For all other matters, including the election of the remainder of the board of directors of the Company, the holders of redeemable convertible preferred stock have voting rights equivalent to the common stockholders and vote together with the common stockholders as a single class on an as-converted basis, unless legally required otherwise.

Conversion Rights

The shares of Series A, Series B, Series C and Series D redeemable convertible preferred stock are convertible at any time, at the holders’ option, into shares of common stock.

Prior to the Amendment, the conversion ratio is determined by dividing the Series A, Series B, Series C and Series D redeemable convertible preferred stock original issue price by the conversion price, which is set at $7.9000, $17.9125, $20.4729 and $24.5690 for the Series A, Series B, Series C and Series D redeemable convertible preferred stock, respectively.

Subsequent to the Amendment, the conversion price is set at $10.5331, $19.9025, $20.4729 and $18.6124 for the Series A, Series B, Series C and Series D redeemable convertible preferred stock, respectively. These adjusted conversion prices result in conversion ratios of approximately 0.0949, 0.1139, 0.1266 and 0.1671 for the Series A, Series B, Series C and Series D redeemable convertible preferred stock, respectively, meaning that each share of Series A redeemable convertible preferred stock is convertible into approximately 0.0949 shares of common stock, each share of Series B redeemable convertible preferred stock is convertible into approximately 0.1139 shares of common stock, each share of Series C redeemable convertible preferred stock is convertible into 0.1266 share of common stock and each share of Series D redeemable convertible preferred stock is convertible into approximately 0.1671 shares of common stock. Adjustments to the conversion price, if any, occur if additional shares of common stock have been issued at a price less than the respective redeemable convertible preferred stock conversion price using the weighted average method.

Mandatory Conversion

The shares of redeemable convertible preferred stock will automatically convert to shares of common stock at the then applicable conversion rate upon either (a) the closing of the sale of shares of common stock to the public on the New York Stock Exchange, the NASDAQ Global Market or other internationally recognized stock exchange, in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $40.0 million of proceeds before reduction for the underwriting discount, commissions and expenses to the Company and/or the selling stockholders at an offering price per share not less than $17.30 as adjusted for any stock dividend, stock split, combination of shares, reorganization, recapitalization, or other similar event with respect to the common stock or (b) with respect to each series of redeemable convertible preferred stock, upon election of the holders representing a majority of the then outstanding shares of such series.

In connection with the automatic conversion, the holders of Series A, Series B, Series C and Series D redeemable convertible preferred stock will be converted to shares of common stock, at the applicable conversion rate.

Liquidation Preference

Prior to the Amendment, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A, Series B, Series C and Series D redeemable convertible preferred stock are entitled to receive, on a pari passu basis, and before any payment shall be made to the holders of common stock a per share amount equal to the original issue price of $1.00, $2.2674, $2.5915 and $3.11, respectively, plus any accrued but unpaid dividend for the Series A, Series B, Series C and Series D redeemable convertible preferred stock subject to adjustment for recapitalizations, stock dividends or the like, together with all declared but unpaid dividend, if any.

Subsequent to the Amendment, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A, Series B, Series C and Series D redeemable convertible preferred stock are entitled to receive, on a pari passu basis, and before any payment shall be made to the holders of common stock a per share amount equal to the greater of (a) original issue price or (b) the sum of the applicable accrued dividends per share, plus the amount per share as would have been payable had all shares of such series of preferred stock been converted into shares of common stock. As of December 31, 2019, the liquidation preference was determined under criterion (b) and was the sum of the applicable accrued dividends per share, plus the amount per share as would have been payable had all shares of such series of preferred stock been converted into shares of common stock.

If the assets of the Company are insufficient to pay the holders of redeemable convertible preferred stock the full amount, the holders of Series A, Series B, Series C and Series D redeemable convertible preferred stock will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts of their liquidation preferences.

If preferential amounts are paid in full, the remaining assets of the Company are distributed among the holders of redeemable convertible preferred stock and common stock pro rata based on the number of shares held by each shareholder.

Redemption Rights

Series A, Series B and Series C redeemable convertible preferred stock

At any time and from time to time on or after February 1, 2023, upon written notice from the holders of at least a majority of the then outstanding shares of Series A redeemable convertible preferred stock (a “Redemption Request”), all of the shares of Series A, Series B and Series C redeemable convertible preferred stock shall be redeemed by the Company.

Prior to the Amendment, the redemption value was for cash at a price equal to the original issue price, less the per share amount repaid, plus any dividends accrued, but unpaid, whether or not declared, together with any other dividends declared but unpaid in three equal annual installments starting with the first payment no later than thirty days following the receipt by the Company a Redemption Request.

Subsequent to the Amendment, the redemption value is for cash at a price equal to the original issue price, less the per share amount repaid, plus unpaid Accrued Dividends of $74.8 million, but unpaid, whether or not declared, together with any other dividends declared but unpaid in three equal annual installments starting with the first payment no later than thirty days following the receipt by the Company a Redemption Request.

Series D redeemable convertible preferred stock

At any time and from time to time on or after February 1, 2023, upon written notice from the holders of at least a majority of the then outstanding shares of Series A redeemable convertible preferred stock and at least a majority of the then outstanding shares of Series D redeemable convertible preferred stock, voting as separate classes (a “Series D Redemption Request”) all of the shares of Series D redeemable convertible preferred stock shall be redeemed by the Company.

Prior to the Amendment, the redemption value was for cash at a price equal to the original issue price, less the per share amount repaid, plus any dividends accrued, but unpaid, whether or not declared, together with any other dividends declared but unpaid in three equal annual installments starting with the first payment no later than thirty days following the receipt by the Company a Series D Redemption Request.

Subsequent to the Amendment, the redemption value was for cash at a price equal to the original issue price, less the per share amount repaid, plus Accrued Dividend of $9.5 million, but unpaid, whether or not declared, together with any other dividends declared but unpaid in three equal annual installments starting with the first payment no later than thirty days following the receipt by the Company a Series D Redemption Request.

Common Stock

The Company has reserved shares of common stock, on an as-if converted basis, for issuance as follows:

	December 31,
	2018	2019
Redeemable convertible preferred stock	18,634,636	18,643,769
Warrants to purchase redeemable convertible preferred stock	598,785	504,791
Warrants to purchase common stock	8,860	—
Options issued and outstanding	3,310,990	3,757,457
Options available for grant under stock option plan	639,442	195,439

	23,192,713	23,101,456